Restructuring and Relocation - Other Severance (Details) (Other severance, Cost of sales and Selling, general and administrative, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other severance | Cost of sales and Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Severance	$ 3